Share Capital - Additional Information (Detail) $ / shares in Units, £ in Thousands, $ in Thousands		12 Months Ended
	Mar. 30, 2018 USD ($) shares	Mar. 31, 2023 GBP (£) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 GBP (£) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Authorized share capital shares			60,000,000		60,000,000
Par value per share | $ / shares			$ 0.16		$ 0.16
Share cancellation charges | $			$ 55		$ 110
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			0		0	1,100,000	0
Number of shares repurchased						1,100,000
Number of shares cancelled		1,100,000	1,100,000	2,200,000	2,200,000		2,200,000
Cancellation of treasury shares | $			$ 81,686		$ (163,711)		$ 120,154
Share capital [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			48,360,817		48,849,907	50,502,203	49,733,640
Number of shares cancelled		1,100,000	1,100,000	2,200,000	2,200,000
Cancellation of treasury shares | $			$ 134		$ (302)		$ 281
Share Premium [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares | $			$ 81,552		$ (163,409)		$ 119,873
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital amount | £		£ 6,100		£ 6,100
Authorized share capital shares			60,000,000		60,000,000
Par value per share | $ / shares			$ 10		$ 10
Number of shares outstanding			48,360,817		48,849,907
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital shares			1,000,000		1,000,000
Par value per share | $ / shares			$ 10		$ 10
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of shares repurchased						1,100,000
Shares repurchased value | $			$ 81,631		$ 85,038	$ 78,563
Shares repurchased transaction costs | $					$ 11	11
Share repurchase cancellation fees | $						$ 55
American depositary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	3,300,000					3,300,000
Price for repurchase of shares | $	$ 100					$ 110
Duration of share repurchase program	36 months					36 months
American depositary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Price for repurchase of shares | $	$ 10					$ 10